Fees Summary	Feb. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 777,000.00
Previously Paid Amount	0.00
Total Fee Amount	107.30
Total Offset Amount	0.00
Net Fee	107.30
Narrative - Max Aggregate Offering Price	$ 777,000.00
Final Prospectus	true